TAXATION (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%	25.00%
Surtax Including Urban Maintenance and Construction Taxes and Additional Education Fees,Rate	6.00%	6.00%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ (50,357)		$ (745,660)	$ 1,007,110
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (106,546)		$ 129,014
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent	50.00%	50.00%
Hong Kong [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest		$ 2,000,000
Maximum [Member] | Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent	16.50%	16.50%
Minimum [Member] | Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent	8.25%	8.25%
Product [Member]
Value-Added Tax Rate	16.00%	16.00%
Cargo and Freight [Member]
Value-Added Tax Rate	10.00%	10.00%